UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-1295

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

SMA Relationship Trust - Series A

Industry diversification (unaudited)[1] As a percentage of net assets as of March 31, 2013
Investment company
UBS Global Corporate Bond Relationship Fund	65.86%
Short-term investment	26.58
Options purchased	3.04
Total investments	95.48%
Cash and other assets, less liabilities	4.52
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust — Series A (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment company and derivatives exposure were included.

SMA Relationship Trust - Series A — Portfolio of investments

March 31, 2013 (unaudited)

	Shares	Value
Investment company — 65.86%
UBS Global Corporate Bond
Relationship Fund*1
(cost $20,820,537)	1,775,690	$22,266,083
Short-term investment — 26.58%
Investment company — 26.58%
UBS Cash Management Prime
Relationship Fund[1]
(cost $8,988,059)	8,988,059	8,988,059

	Number of contracts
Options purchased* — 3.04%
Call options — 3.04%
DAX Index strike @ EUR 7,900,
expires December 2013	68	183,745
EURO STOXX 50 Index strike @
EUR 2,800, expires December 2013	117	94,785
FTSE 100 Index strike @ GBP
6,500, expires December 2013	32	87,277
NIKKEI 225 Index strike @ JPY
11,000, expires December 2013	12	217,985
S&P 500 Index strike @ USD
1,500, expires December 2013	20	218,760
S&P 200 Index strike @ AUD
5,100, expires December 2013	64	106,614
Swiss Market Index strike @ CHF
7,800, expires December 2013	38	117,567
Total options purchased
(cost $959,353)		1,026,733

Total investments — 95.48%
(cost $30,767,949)		32,280,875
Cash and other assets, less liabilities — 4.52%		1,527,464
Net assets — 100.00%		$33,808,339

SMA Relationship Trust - Series A — Portfolio of investments

March 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$1,649,478
Gross unrealized depreciation	(136,552)
Net unrealized appreciation of investments	$1,512,926

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	220,000	USD	228,285	06/11/13	$449
JPMCB	AUD	2,175,000	USD	2,188,278	06/11/13	(64,191)
JPMCB	CAD	1,725,000	USD	1,673,897	06/11/13	(21,460)
JPMCB	CHF	634,157	EUR	520,000	06/11/13	(1,736)
JPMCB	CHF	195,000	USD	206,422	06/11/13	820
JPMCB	CZK	11,140,000	USD	563,765	06/11/13	9,478
JPMCB	EUR	480,000	USD	622,038	06/11/13	6,439
JPMCB	GBP	295,000	USD	443,397	06/11/13	(4,674)
JPMCB	JPY	26,700,000	USD	285,549	06/11/13	1,773
JPMCB	NOK	3,200,000	USD	556,574	06/11/13	10,216
JPMCB	NZD	3,285,000	USD	2,687,183	06/11/13	(48,329)
JPMCB	USD	1,148,556	INR	64,380,000	06/11/13	18,692
JPMCB	USD	170,722	INR	9,380,000	06/11/13	(657)
JPMCB	USD	600,171	KRW	659,000,000	06/11/13	(10,146)
JPMCB	USD	1,290,200	MXN	16,610,000	06/11/13	45,553
JPMCB	USD	559,344	PHP	22,800,000	06/11/13	(315)
JPMCB	USD	542,073	PLN	1,740,000	06/11/13	(10,794)
JPMCB	USD	565,438	ZAR	5,210,000	06/11/13	(4,256)
Net unrealized depreciation on forward foreign currency contracts						$(73,138)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 69 contracts (USD)	June 2013	$(9,056,155)	$(9,106,922)	$(50,767)
Index futures buy contracts:
CAC 40 Euro Index, 21 contracts (EUR)	April 2013	1,015,227	1,004,612	(10,615)
Dow Jones EURO STOXX 50 Index, 49 contracts (EUR)	June 2013	1,637,226	1,604,184	(33,042)
FTSE China A50 Index, 151 contracts (USD)	April 2013	1,279,184	1,208,000	(71,184)
Mini MSCI Emerging Markets Index, 34 contracts (USD)	June 2013	1,781,721	1,746,580	(35,141)
OMX Stockholm 30 Index, 56 contracts (SEK)	April 2013	1,011,431	1,022,627	11,196
SPI 200 Index, 6 contracts (AUD)	June 2013	795,510	775,709	(19,801)
Index futures sell contracts:
H-Shares Index, 17 contracts (HKD)	April 2013	(1,196,884)	(1,191,909)	4,975
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 27 contracts (AUD)	June 2013	3,376,007	3,418,335	42,328
Euro-BTP, 14 contracts (EUR)	June 2013	1,936,484	1,947,310	10,826
Long Gilt, 4 contracts (GBP)	June 2013	697,516	721,921	24,405
Interest rate futures sell contracts:
Euro-Bund, 8 contracts (EUR)	June 2013	(1,470,498)	(1,491,971)	(21,473)
Net unrealized depreciation on futures contracts				$(148,293)

SMA Relationship Trust - Series A — Portfolio of investments

March 31, 2013 (unaudited)

Credit default swaps on credit indices — sell protection2

Counterparty	Referenced Index[3]	Notional amount	Termination date	Payments received by the Fund[4]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[5]
CITI	CDX.NA.HY.Series 20
	Index	USD 3,400,000	06/20/18	5.000%	$(95,375)	$108,146	$12,771	4.313%

Options written

	Expiration date	Premiums received	Value
Call options
FTSE 100 Index, 32 contracts, strike @ GBP 6,900	December 2013	$41,491	$(27,715)
NIKKEI 225 Index, 12 contracts, strike @ JPY 13,000	December 2013	78,075	(72,661)
S&P 500 Index, 20 contracts, strike @ USD 1,600	December 2013	90,750	(103,800)
Total options written		$210,316	$(204,176)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2012	—	$—
Options written	64	210,316
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	64	$210,316

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investment company	$—	$22,266,083	$—	$22,266,083
Short-term investment	—	8,988,059	—	8,988,059
Options purchased	1,026,733	—	—	1,026,733
Forward foreign currency contracts, net	—	(73,138)	—	(73,138)
Futures contracts, net	(148,293)	—	—	(148,293)
Swap agreements, net	—	108,146	—	108,146
Options written	(204,176)	—	—	(204,176)
Total	$674,264	$31,289,150	$—	$31,963,414

1 At March 31, 2013, securities valued at $(86,010) were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/12	Purchases during the three months ended 03/31/13	Sales during the three months ended 03/31/13	Net realized gain during the three months ended 03/31/13	Change in net unrealized appreciation/ (depreciation) during the three months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the three months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$6,491,345	$5,928,159	$3,431,445	$—	$—	$8,988,059	$3,248
UBS Global Corporate Bond Relationship Fund	20,005,083	2,250,000	—	—	11,000	22,266,083	—
	$26,496,428	$8,178,159	$3,431,445	$—	$11,000	$31,254,142	$3,248

[2]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
[3]	Payments to the counterparty will be made upon the occurrence of a bankruptcy and/or restructuring event with respect to the referenced index.
[4]	Payments received are based on the notional amount.
[5]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

SMA Relationship Trust - Series G

Industry diversification (unaudited)[1] As a percentage of net assets as of March 31, 2013
Common stocks
Auto components	1.11%
Automobiles	4.36
Beverages	1.60
Capital markets	2.16
Chemicals	2.74
Commercial banks	17.52
Computers & peripherals	1.80
Construction materials	1.69
Consumer finance	0.92
Diversified financial services	1.78
Electronic equipment, instruments & components	1.82
Energy equipment & services	2.94
Food & staples retailing	0.90
Food products	4.02
Hotels, restaurants & leisure	3.64
Household products	0.87
Industrial conglomerates	1.07
Insurance	0.82
Internet & catalog retail	3.28
Internet software & services	1.66
Life sciences tools & services	1.76
Machinery	7.36
Marine	0.65
Media	2.08
Metals & mining	2.71
Multiline retail	0.99
Oil, gas & consumable fuels	2.80
Pharmaceuticals	5.32
Real estate investment trust (REIT)	0.96
Real estate management & development	3.14
Semiconductors & semiconductor equipment	1.60
Specialty retail	2.41
Textiles, apparel & luxury goods	3.21
Trading companies & distributors	1.10
Total common stocks	92.79%
Preferred stock	1.35
Investment company
iShares MSCI EAFE Index Fund	2.11
Short-term investment	0.67
Total investments	96.92%
Cash and other assets, less liabilities	3.08
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust - Series G. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series G — Portfolio of investments

March 31, 2013 (unaudited)

	Shares	Value
Common stocks — 92.79%
Australia — 4.44%
Australia & New Zealand Banking
Group Ltd.	27,348	$812,345
BHP Billiton Ltd.	32,124	1,095,688
Commonwealth Bank of Australia	16,885	1,195,603
Treasury Wine Estates Ltd.	212,001	1,255,924
Westpac Banking Corp.	32,585	1,043,560
Total Australia common stocks		5,403,120
Austria — 0.94%
Andritz AG	17,088	1,146,469
Belgium — 0.26%
Anheuser-Busch InBev NV	3,230	319,844
China — 1.92%
Brilliance China Automotive
Holdings Ltd.*	1,312,000	1,541,431
China Shipping Container Lines
Co., Ltd., H Shares*	2,928,000	792,111
Total China common stocks		2,333,542
Denmark — 2.65%
Novo Nordisk A/S, Class B	19,843	3,223,925
France — 2.80%
BNP Paribas SA	27,850	1,429,408
Lafarge SA	12,808	850,942
Technip SA	5,517	565,616
Valeo SA	10,394	562,454
Total France common stocks		3,408,420
Germany — 8.16%
Allianz SE	3,257	442,340
BASF SE	11,361	994,951
Bayer AG	9,752	1,005,923
Bayerische Motoren Werke AG	13,389	1,155,221
Deutsche Bank AG	6,826	266,128
GEA Group AG	22,713	748,538
Gerresheimer AG*	37,269	2,141,437
Hugo Boss AG	5,683	636,833
Kabel Deutschland Holding AG	27,393	2,527,485
Total Germany common stocks		9,918,856
Hong Kong — 1.42%
Shangri-La Asia Ltd.	360,000	704,923
Sun Hung Kai Properties Ltd.	76,000	1,024,096
Total Hong Kong common stocks		1,729,019
India — 0.92%
ICICI Bank Ltd. ADR	26,000	1,115,400
Indonesia — 2.77%
Bank Rakyat Indonesia Persero Tbk PT	2,410,500	2,170,504
Semen Indonesia Persero Tbk PT	660,000	1,202,161
Total Indonesia common stocks		3,372,665
Japan — 24.02%
Calsonic Kansei Corp.	180,000	791,629
Cosmos Pharmaceutical Corp.	8,400	1,090,434
Credit Saison Co., Ltd.	44,800	1,115,538
Don Quijote Co., Ltd.	27,100	1,199,039
FANUC Corp.	8,500	1,299,357
Ibiden Co., Ltd.	74,500	1,160,217
Isuzu Motors Ltd.	184,000	1,108,281
Kakaku.com, Inc.	55,600	1,398,638
Komatsu Ltd.	62,000	1,470,717
Makino Milling Machine Co., Ltd.	231,000	1,430,637
Mitsubishi Corp.	71,500	1,336,804
Mitsubishi Estate Co., Ltd.	49,000	1,379,922
Mitsubishi UFJ Financial Group, Inc.	590,700	3,539,117
Murata Manufacturing Co., Ltd.	14,000	1,052,956
Nippon Steel & Sumitomo Metal Corp.	463,000	1,170,595
Nissan Motor Co., Ltd.	156,000	1,503,075
ORIX Corp.	105,000	1,334,042
Shin-Etsu Chemical Co., Ltd.	19,000	1,253,413
Sumitomo Mitsui Financial Group, Inc.	45,000	1,835,662
Tadano Ltd.	118,000	1,333,744
Tokyo Tatemono Co., Ltd.	199,000	1,412,143
Total Japan common stocks		29,215,960
Macau — 3.06%
Sands China Ltd.	718,800	3,727,087
Netherlands — 4.07%
ASML Holding NV	10,427	701,306
Gemalto NV	25,238	2,201,508
ING Groep NV CVA*	117,640	834,962
Unilever NV CVA	29,579	1,211,601
Total Netherlands common stocks		4,949,377
Norway — 2.40%
DNB ASA	78,234	1,147,240
Subsea 7 SA	76,010	1,776,375
Total Norway common stocks		2,923,615
Philippines — 1.07%
SM Investments Corp.	47,430	1,295,870
Spain — 2.91%
Banco Bilbao Vizcaya Argentaria SA	54,661	473,864
Banco Santander SA	70,394	473,010
Inditex SA	11,071	1,467,386
Viscofan SA	21,516	1,128,172
Total Spain common stocks		3,542,432
Sweden — 2.41%
Skandinaviska Enskilda Banken AB, Class A	139,077	1,396,842
Trelleborg AB, Class B	9,599	131,688
Volvo AB, Class B	96,413	1,401,835
Total Sweden common stocks		2,930,365
Switzerland — 8.56%
Cie Financiere Richemont SA, Class A	23,573	1,849,983
Credit Suisse Group AG*	40,108	1,052,449
GAM Holding AG*	77,076	1,303,139
Nestle SA	35,147	2,541,706
Novartis AG	31,480	2,236,728
Swatch Group AG	14,015	1,422,464
Total Switzerland common stocks		10,406,469
Thailand — 1.21%
Home Product Center PCL	2,555,520	1,466,032
Turkey — 0.96%
Turkiye Halk Bankasi AS	109,369	1,169,673

SMA Relationship Trust - Series G — Portfolio of investments

March 31, 2013 (unaudited)

	Shares	Value
United Kingdom — 15.84%
Afren PLC*	152,318	$328,181
ARM Holdings PLC	88,674	1,240,916
ASOS PLC*	78,467	3,990,517
BG Group PLC	33,894	581,438
Croda International PLC	26,074	1,086,726
Derwent London PLC	16,981	555,254
Diageo PLC	11,928	376,073
Great Portland Estates PLC	81,310	612,667
HSBC Holdings PLC	180,947	1,931,453
Jardine Lloyd Thompson Group PLC	43,210	558,728
John Wood Group PLC	93,197	1,227,035
Reckitt Benckiser Group PLC	14,806	1,061,407
Rio Tinto PLC	21,943	1,028,579
Royal Dutch Shell PLC, Class A	65,180	2,108,514
Standard Chartered PLC	60,891	1,576,092
Telecity Group PLC	45,462	624,113
Tullow Oil PLC	20,510	383,628
Total United Kingdom common stocks		19,271,321
Total common stocks
(cost $102,535,108)		112,869,461

Preferred stock — 1.35%
Germany — 1.35%
Volkswagen AG, Preference
shares (cost $1,746,437)	8,240	1,637,179
Investment company — 2.11%
iShares MSCI EAFE Index Fund
(cost $2,564,052)	43,500	2,565,630
Short-term investment — 0.67%
Investment company — 0.67%
UBS Cash Management Prime
Relationship Fund[1]
(cost $810,906)	810,906	810,906

Total investments — 96.92%
(cost $107,656,503)		117,883,176
Cash and other assets, less liabilities— 3.08%		3,745,543
Net assets — 100.00%		$121,628,719

SMA Relationship Trust - Series G — Portfolio of investments

March 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$13,085,115
Gross unrealized depreciation	(2,858,442)
Net unrealized appreciation of investments	$10,226,673

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$112,869,461	$—	$—	$112,869,461
Preferred stock	1,637,179	—	—	1,637,179
Investment company	2,565,630	—	—	2,565,630
Short-term investment	—	810,906	—	810,906
Total	$117,072,270	$810,906	$—	$117,883,176

1 At March 31, 2013, securities valued at $97,208,596 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/12	Purchases during the three months ended 03/31/13	Sales during the three months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the three months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$656,839	$16,519,531	$16,365,464	$810,906	$229

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited) As a percentage of net assets as of March 31, 2013
Long-term municipal bonds
Arizona	1.43%
California	13.85
Colorado	2.46
Delaware	3.40
Florida	4.13
Georgia	6.75
Hawaii	3.69
Illinois	4.85
Louisiana	2.08
Massachusetts	4.49
Minnesota	2.29
Mississippi	2.52
New Jersey	3.17
New York	2.40
North Carolina	6.40
Oregon	1.34
South Carolina	6.95
Tennessee	3.06
Texas	11.36
Virginia	5.38
Washington	0.99
Wisconsin	5.27
Total long-term municipal bonds	98.26%
Total short-term investments	1.30
Total investments	99.56%
Cash and other assets, less liabilities	0.44
Net assets	100.00%

SMA Relationship Trust - Series M — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
Long-term municipal bonds — 98.26%
Arizona — 1.43%
Arizona State Transportation Board Highway
Revenue Bonds,
Series A,
5.000%, due 07/01/23	$2,000,000	$2,457,300
California — 13.85%
California State Department of Water
Resources Revenue Bonds,
Series AM,
5.000%, due 12/01/20	2,000,000	2,511,080
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,805,625
California Statewide Communities
Development Authority Revenue Bonds,
5.000%, due 06/15/13	5,000,000	5,051,550
Los Angeles County Metropolitan Transitional
Authority Sales Tax Revenue Bonds,
5.000%, due 07/01/19	1,100,000	1,352,021
State of California, GO,
5.000%, due 02/01/20	8,000,000	9,675,760
5.000%, due 09/01/21	2,755,000	3,380,165
		23,776,201
Colorado — 2.46%
City & County of Denver, COP,
Series A2,
0.150%, due 12/01/29[1]	4,215,000	4,215,000
Delaware — 3.40%
State of Delaware, GO,
Series B,
5.000%, due 02/01/17	5,000,000	5,838,400
Florida — 4.13%
Florida State Board of Education, GO, Public Education,
Series C,
5.000%, due 06/01/22	1,000,000	1,254,120
Tampa Health System Revenue Bonds,
Series A,
5.000%, due 11/15/25	5,000,000	5,829,400
		7,083,520
Georgia — 6.75%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	3,500,000	4,231,885
Municipal Electric Authority of Georgia
Revenue Bonds,
Series A, 2.250%, due 11/01/18	1,750,000	1,838,025
5.000%, due 01/01/21	3,500,000	4,250,995
State of Georgia, GO,
Series I,
5.000%, due 11/01/21	1,000,000	1,271,260
		11,592,165
Hawaii — 3.69%
County of Hawaii, GO,
Series B,
4.000%, due 09/01/21	2,200,000	2,566,850
State of Hawaii, GO,
Series EF,
5.000%, due 11/01/22	3,000,000	3,764,040
		6,330,890
Illinois — 4.85%
State of Illinois, GO,
5.000%, due 03/01/18	6,000,000	6,851,940
5.000%, due 03/01/19	1,300,000	1,478,763
		8,330,703
Louisiana — 2.08%
City of New Orleans LA, GO,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,571,154
Massachusetts — 4.49%
Massachusetts Health & Educational Facilities
Authority Revenue Bonds,
Series A,
5.500%, due 11/15/36	4,000,000	4,773,160
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds,
5.000%, due 07/01/19	2,500,000	2,934,225
		7,707,385
Minnesota — 2.29%
Minneapolis-St Paul Metropolitan Airports
Commission Revenue Bonds,
5.000%, due 01/01/19	3,300,000	3,926,802
Mississippi — 2.52%
Mississippi Business Finance Corp., Miss Gulf
Opportunity Zone Industrial Revenue Bonds,
Series G,
0.130%, due 11/01/35[1]	4,320,000	4,320,000
New Jersey — 3.17%
New Jersey Economic Development Authority
Revenue Bonds,
Series NN,
5.000%, due 03/01/23	4,500,000	5,451,165
New York — 2.40%
City of New York, GO,
Series F-1,
5.000%, due 03/01/37	1,435,000	1,636,086
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Series A-1,
5.000%, due 11/01/21	2,000,000	2,483,940
		4,120,026
North Carolina — 6.40%
Charlotte-Mecklenburg Hospital Authority,
Health Care System, Revenue Bonds,
Series H,
0.130%, due 01/15/45[1]	5,000,000	5,000,000

SMA Relationship Trust - Series M — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
North Carolina — (concluded)
North Carolina Eastern Municipal Power
Agency Power Systems Revenue Bonds,
Series D,
5.000%, due 01/01/23	$5,000,000	$5,981,550
		10,981,550
Oregon — 1.34%
Tri-County Metropolitan Transportation
District Revenue Bonds
Series A,
5.000%, due 09/01/37	2,000,000	2,308,480
South Carolina — 6.95%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-3,
5.000%, due 01/01/18	5,080,000	5,939,333
Series A-4,
5.000%, due 01/01/20	5,000,000	5,989,100
		11,928,433
Tennessee — 3.06%
State of Tennessee, GO,
Series B,
5.000%, due 08/01/20	4,195,000	5,254,070
Texas — 11.36%
Garland Independent School District, GO,
5.000%, due 02/15/22	2,000,000	2,459,140
Harris County Cultural Education Facility,
Financial Corp., Methodist Hospital,
Revenue Bonds,
Series C-2,
0.140%, due 12/01/27[1]	5,000,000	5,000,000
Lower Colorado River Authority,
Transmission Contract,
Transmission Services, Revenue Bonds,
5.000%, due 05/15/14	1,515,000	1,595,961
5.000%, due 05/15/15	3,080,000	3,377,713
Lower Neches Valley Authority, Exxonmobil
Project, Revenue Bonds,
0.120%, due 11/01/51	850,000	850,000
San Antonio Electric & Gas, Revenue Bonds,
5.000%, due 02/01/22	5,000,000	6,219,100
		19,501,914
Virginia — 5.38%
Virginia College Building Authority,
Education Facility 21st Century College &
Equipment, Revenue Bonds,
Series B,
5.000%, due 02/01/23	5,000,000	6,152,100
Virginia Public Building Authority Revenue Bonds,
Series A,
5.000%, due 08/01/21	2,465,000	3,083,789
		9,235,889
Washington — 0.99%
Washington State Health Care Facilities
Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,698,653
Wisconsin — 5.27%
State of Wisconsin Revenue Bonds, State
Appropriation,
Series A,
5.750%, due 05/01/33	2,500,000	2,981,325
6.000%, due 05/01/36	5,000,000	6,061,700
		9,043,025

Total long-term municipal bonds
(cost $163,164,189)		168,672,725

	Shares
Short-term investment — 1.30%
Investment company — 1.30%
UBS Cash Management Prime Relationship Fund[2]
(cost $2,235,737)	2,235,737	2,235,737

Total investments — 99.56%
(cost $165,399,926)		170,908,462
Cash and other assets, less liabilities— 0.44%		757,847
Net assets — 100.00%		$171,666,309

SMA Relationship Trust - Series M — Portfolio of investments

March 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$6,080,002
Gross unrealized depreciation	(571,466)
Net unrealized appreciation of investments	$5,508,536

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$168,672,725	$—	$168,672,725
Short-term investment	—	2,235,737	—	2,235,737
Total	$—	$170,908,462	$—	$170,908,462

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes
[1] Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[2] The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/12	Purchases during the three months ended 03/31/13	Sales during the three months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the three months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$3,704,597	$53,022,382	$54,491,242	$2,235,737	$2,102

SMA Relationship Trust - Series S

Industry diversification (unaudited)[1] As a percentage of net assets as of March 31, 2013
Common stocks
Aerospace & defense	4.36%
Air freight & logistics	1.28
Auto components	1.86
Building products	1.49
Capital markets	4.18
Chemicals	2.71
Commercial banks	6.89
Commercial services & supplies	1.48
Communications equipment	2.88
Construction & engineering	1.61
Diversified consumer services	3.61
Electric utilities	2.01
Electrical equipment	1.32
Electronic equipment, instruments & components	0.71
Energy equipment & services	2.39
Health care equipment & supplies	10.64
Health care providers & services	1.07
Hotels, restaurants & leisure	4.51
Household products	1.49
Insurance	1.48
Internet software & services	1.60
Life sciences tools & services	2.31
Machinery	1.89
Media	2.75
Metals & mining	1.21
Multiline retail	0.77
Oil, gas & consumable fuels	2.76
Personal products	3.00
Real estate investment trust (REIT)	7.22
Road & rail	0.64
Semiconductors & semiconductor equipment	1.48
Software	7.48
Textiles, apparel & luxury goods	1.97
Thrifts & mortgage finance	2.29
Trading companies & distributors	1.28
Total common stocks	96.62%
Investment company
iShares Russell 2000 Index Fund	1.92
Short-term investment	1.38
Total investments	99.92%
Cash and other assets, less liabilities	0.08
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust - Series S. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series S — Portfolio of investments

March 31, 2013 (unaudited)

	Shares	Value
Common stocks — 96.62%
Aerospace & defense — 4.36%
BE Aerospace, Inc.*	21,200	$1,278,148
Esterline Technologies Corp.*	13,600	1,029,520
LMI Aerospace, Inc.*	33,600	698,544
		3,006,212
Air freight & logistics — 1.28%
Hub Group, Inc., Class A*	23,100	888,426
Auto components — 1.86%
Tenneco, Inc.*	32,800	1,289,368
Building products — 1.49%
AO Smith Corp.	14,000	1,029,980
Capital markets — 4.18%
Evercore Partners, Inc., Class A	29,500	1,227,200
Golub Capital BDC, Inc.	44,000	726,440
PennantPark Investment Corp.	83,100	938,199
		2,891,839
Chemicals — 2.71%
Cytec Industries, Inc.	12,600	933,408
HB Fuller Co.	24,100	941,828
		1,875,236
Commercial banks — 6.89%
Bank of Hawaii Corp.	12,200	619,882
Banner Corp.	21,300	677,979
BBCN Bancorp, Inc.	65,225	851,839
City National Corp.	12,400	730,484
East West Bancorp, Inc.	42,400	1,088,407
Prosperity Bancshares, Inc.	16,600	786,674
		4,755,265
Commercial services & supplies — 1.48%
InnerWorkings, Inc.*	50,100	758,514
Performant Financial Corp.*	21,774	267,385
		1,025,899
Communications equipment — 2.88%
Aruba Networks, Inc.*	36,400	900,536
Finisar Corp.*	42,200	556,618
NETGEAR, Inc.*	16,100	539,511
		1,996,665
Construction & engineering — 1.61%
MasTec, Inc.*	38,200	1,113,530
Diversified consumer services — 3.61%
Coinstar, Inc.*	12,500	730,250
LifeLock, Inc.*	56,800	546,984
Regis Corp.	66,900	1,216,911
		2,494,145
Electric utilities — 2.01%
Portland General Electric Co.	18,200	552,006
UNS Energy Corp.	17,100	836,874
		1,388,880
Electrical equipment — 1.32%
Regal-Beloit Corp.	11,200	913,472
Electronic equipment, instruments & components — 0.71%
InvenSense, Inc.*	45,800	489,144
Energy equipment & services — 2.39%
C&J Energy Services, Inc.*	40,300	922,870
Dawson Geophysical Co.*	24,400	732,000
		1,654,870
Health care equipment & supplies — 10.64%
AtriCure, Inc.*	68,400	541,728
CONMED Corp.	20,000	681,200
Cooper Companies, Inc.	10,600	1,143,528
Given Imaging Ltd.*	34,500	564,075
Greatbatch, Inc.*	57,900	1,729,473
Hill-Rom Holdings, Inc.	20,100	707,922
ICU Medical, Inc.*	11,000	648,450
Orthofix International NV*	18,000	645,660
STERIS Corp.	16,600	690,726
		7,352,762
Health care providers & services — 1.07%
Patterson Cos., Inc.	19,500	741,780
Hotels, restaurants & leisure — 4.51%
Bravo Brio Restaurant Group, Inc.*	60,400	956,132
Ignite Restaurant Group, Inc.*	64,664	949,268
Vail Resorts, Inc.	19,500	1,215,239
		3,120,639
Household products — 1.49%
Central Garden and Pet Co., Class A*	125,400	1,030,788
Insurance — 1.48%
Validus Holdings Ltd.	27,300	1,020,201
Internet software & services — 1.60%
Demandware, Inc.*	6,600	167,310
ExactTarget, Inc.*	7,200	167,544
ValueClick, Inc.*	26,000	768,300
		1,103,154
Life sciences tools & services — 2.31%
Bio-Rad Laboratories, Inc., Class A*	12,700	1,600,200
Machinery — 1.89%
CIRCOR International, Inc.	14,200	603,500
Nordson Corp.	10,700	705,665
		1,309,165
Media — 2.75%
Cinemark Holdings, Inc.	41,100	1,209,984
ReachLocal, Inc.*	46,100	689,656
		1,899,640
Metals & mining — 1.21%
Compass Minerals
International, Inc.	10,600	836,340
Multiline retail — 0.77%
Big Lots, Inc.*	15,000	529,050
Oil, gas & consumable fuels — 2.76%
Berry Petroleum Co., Class A	23,100	1,069,299
Kodiak Oil & Gas Corp.*	92,100	837,189
		1,906,488
Personal products — 3.00%
Elizabeth Arden, Inc.*	26,400	1,062,600
Inter Parfums, Inc.	41,500	1,013,845
		2,076,445
Real estate investment trust (REIT) — 7.22%
Campus Crest Communities, Inc.	84,800	1,178,720
Hudson Pacific Properties, Inc.	57,300	1,246,275
LaSalle Hotel Properties	32,700	829,926
Mack-Cali Realty Corp.	25,800	738,138
Summit Hotel Properties, Inc.	95,700	1,001,979
		4,995,038

SMA Relationship Trust - Series S — Portfolio of investments

March 31, 2013 (unaudited)

	Shares	Value
Road & rail — 0.64%
Knight Transportation, Inc.	27,700	$445,970
Semiconductors & semiconductor equipment — 1.48%
ON Semiconductor Corp.*	123,200	1,020,096
Software — 7.48%
Cadence Design Systems, Inc.*	59,800	833,014
Guidewire Software, Inc.*	24,500	941,780
Infoblox, Inc.*	21,600	468,720
Qualys, Inc.*	63,470	783,220
RealPage, Inc.*	16,800	347,928
Solera Holdings, Inc.	13,900	810,787
SS&C Technologies Holdings, Inc.*	33,100	992,338
		5,177,787
Textiles, apparel & luxury goods — 1.97%
Crocs, Inc.*	33,500	496,470
Movado Group, Inc.	25,900	868,168
		1,364,638
Thrifts & mortgage finance — 2.29%
Brookline Bancorp, Inc.	103,200	943,248
EverBank Financial Corp.	41,500	639,100
		1,582,348
Trading companies & distributors — 1.28%
Watsco, Inc.	10,500	883,890
Total common stocks
(cost $55,620,540)		66,809,350

Investment company — 1.92%
iShares Russell 2000 Index Fund
(cost $1,206,678)	14,100	1,329,066

Short-term investment — 1.38%
Investment company — 1.38%
UBS Cash Management Prime
Relationship Fund[1]
(cost $953,775)	953,775	953,775
Total investments — 99.92%
(cost $57,780,993)		69,092,191
Cash and other assets,
less liabilities — 0.08%		52,201
Net assets — 100.00%		$69,144,392

SMA Relationship Trust - Series S — Portfolio of investments

March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,085,866
Gross unrealized depreciation	(774,668)
Net unrealized appreciation of investments	$11,311,198

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$66,809,350	$—	$—	$66,809,350
Investment company	1,329,066	—	—	1,329,066
Short-term investment	—	953,775	—	953,775
Total	$68,138,416	$953,775	$—	$69,092,191

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/12	Purchases during the three months ended 03/31/13	Sales during the three months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the three months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$605,589	$5,382,078	$5,033,892	$953,775	$602

SMA Relationship Trust - Series T

Industry diversification (unaudited)[1] As a percentage of net assets as of March 31, 2013
Bonds
Corporate bonds
Automobiles	0.40%
Beverages	0.42
Building products	0.05
Capital markets	3.21
Chemicals	0.46
Commercial banks	2.75
Commercial services & supplies	0.33
Communications equipment	0.16
Consumer finance	2.18
Diversified financial services	4.19
Diversified operations	0.23
Diversified telecommunication services	0.65
Electric utilities	0.65
Electronic equipment, instruments & components	0.26
Energy equipment & services	0.46
Food & staples retailing	0.23
Food products	0.29
Gas utilities	0.28
Independent power producers & energy traders	0.16
Insurance	2.61
Leisure equipment & products	0.12
Media	1.89
Metals & mining	1.05
Multiline retail	0.08
Multi-utilities	0.58
Oil, gas & consumable fuels	5.97
Pharmaceuticals	0.85
Real estate investment trust (REIT)	0.28
Road & rail	0.94
Semiconductors & semiconductor equipment	0.12
Tobacco	1.31
Trading companies & distributors	0.19
Wireless telecommunication services	0.56
Total corporate bonds	33.91%
Commercial mortgage-backed securities	9.76
Mortgage & agency debt securities	43.20
Municipal bonds	1.80
US government obligations	2.77
Total bonds	91.44%
Investment companies
UBS Credit Bond Relationship Fund	3.32
UBS High Yield Relationship Fund	4.94
Total investment companies	8.26%
Short-term investment	14.36
Options purchased	0.15
Total investments	114.21%
Liabilities, in excess of cash and other assets	(14.21)
Net assets	100.00%

[1]	Figures represent the direct investments of SMA Relationship Trust – Series T (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment companies and derivatives exposure were included.

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
Bonds — 91.44%
Corporate bonds — 33.91%
Australia — 0.47%
Westpac Banking Corp.,
2.000%, due 08/14/17	$460,000	$473,516
Brazil — 1.00%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	375,000	363,750
Petrobras International Finance Co.,
2.875%, due 02/06/15	345,000	352,163
5.375%, due 01/27/21	275,000	296,703
Total Brazil corporate bonds		1,012,616
Canada — 0.27%
Petro-Canada,
6.800%, due 05/15/38	150,000	195,611
Teck Resources Ltd.,
6.250%, due 07/15/41	80,000	84,620
Total Canada corporate bonds		280,231
Cayman Islands — 1.20%
Hutchison Whampoa International Ltd.,
3.250%, due 11/08/22[1]	240,000	236,700
Transocean, Inc.,
3.800%, due 10/15/22	260,000	256,130
6.800%, due 03/15/38	190,000	209,266
Vale Overseas Ltd.,
4.375%, due 01/11/22	425,000	436,070
6.875%, due 11/21/36	75,000	85,189
Total Cayman Islands corporate bonds		1,223,355
Curacao — 0.50%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	250,728
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	235,000	250,087
Total Curacao corporate bonds		500,815
Mexico — 1.21%
America Movil SAB de CV,
3.125%, due 07/16/22	280,000	274,582
5.000%, due 03/30/20	265,000	298,044
Petroleos Mexicanos,
4.875%, due 01/24/22	600,000	662,400
Total Mexico corporate bonds		1,235,026
Norway — 0.32%
Eksportfinans ASA,
3.000%, due 11/17/14	325,000	323,375
Singapore — 0.26%
Flextronics International Ltd.,
5.000%, due 02/15/23[1]	260,000	259,350
South Africa — 0.15%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	140,000	148,187
Spain — 0.40%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	400,000	404,348
United Kingdom — 1.53%
Barclays Bank PLC,
5.140%, due 10/14/20	20,000	21,458
HSBC Holdings PLC,
4.000%, due 03/30/22	500,000	537,964
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	360,000	366,601
Lloyds TSB Bank PLC,
6.500%, due 09/14/20[1]	560,000	627,971
Total United Kingdom corporate bonds		1,553,994
United States — 26.60%
AbbVie, Inc.,
2.900%, due 11/06/22[1]	355,000	355,320
ADT Corp.,
3.500%, due 07/15/22[1]	330,000	328,977
Airgas, Inc.,
2.375%, due 02/15/20	225,000	224,515
Altria Group, Inc.,
9.950%, due 11/10/38	145,000	239,459
American International Group, Inc.,
3.000%, due 03/20/15	205,000	212,684
4.250%, due 09/15/14	175,000	183,306
8.250%, due 08/15/18	250,000	323,878
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	390,000	448,932
6.450%, due 09/15/36	260,000	319,559
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	160,000	157,268
8.200%, due 01/15/39	165,000	265,390
Apache Corp.,
5.250%, due 02/01/42	260,000	286,376
AT&T, Inc.,
1.600%, due 02/15/17	335,000	339,093
4.300%, due 12/15/42[1]	3,000	2,795
6.500%, due 09/01/37	257,000	315,162
Bank of America Corp.,
5.625%, due 07/01/20	175,000	204,219
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22	80,000	81,543
Burlington Northern Santa Fe LLC,
4.450%, due 03/15/43	300,000	303,448
6.150%, due 05/01/37	75,000	94,236
Capital One Financial Corp.,
2.150%, due 03/23/15	145,000	147,974
Citigroup, Inc.,
4.500%, due 01/14/22	75,000	83,386
5.375%, due 08/09/20	90,000	105,367
5.500%, due 02/15/17	1,060,000	1,178,752
6.125%, due 05/15/18	374,000	445,557
8.500%, due 05/22/19	160,000	213,160
Comcast Corp.,
6.300%, due 11/15/17	250,000	304,889
6.950%, due 08/15/37	115,000	152,906
ConocoPhillips,
6.500%, due 02/01/39	120,000	160,467
CVS Caremark Corp.,
6.125%, due 09/15/39	190,000	234,740
DirecTV Holdings LLC,
6.000%, due 08/15/40	315,000	335,730
Discover Financial Services,
3.850%, due 11/21/22	350,000	360,251
DPL, Inc.,
7.250%, due 10/15/21	190,000	201,400

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
United States — (continued)
El Paso Pipeline Partners Operating Co. LLC,
5.000%, due 10/01/21	$230,000	$257,872
Energy Transfer Partners LP,
5.200%, due 02/01/22	360,000	404,186
6.500%, due 02/01/42	200,000	228,525
7.500%, due 07/01/38	50,000	62,433
9.000%, due 04/15/19	310,000	408,434
ERP Operating LP, REIT,
4.750%, due 07/15/20	65,000	73,485
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	1,335,000	1,685,588
General Electric Capital Corp.,
4.650%, due 10/17/21	305,000	341,463
Series A, 6.750%, due 03/15/32	265,000	337,317
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	440,000	518,481
7.500%, due 02/15/19	260,000	325,277
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	110,000	128,408
Hasbro, Inc.,
6.350%, due 03/15/40	105,000	121,051
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	188,000
JPMorgan Chase & Co.,
3.150%, due 07/05/16	480,000	508,937
3.250%, due 09/23/22	300,000	299,537
5.400%, due 01/06/42	180,000	206,613
Kinder Morgan Energy Partners LP,
3.500%, due 09/01/23	220,000	223,031
3.950%, due 09/01/22	325,000	345,313
6.500%, due 09/01/39	155,000	187,058
Marathon Oil Corp.,
6.600%, due 10/01/37	65,000	81,857
Markel Corp.,
3.625%, due 03/30/23	160,000	160,607
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	125,000	125,889
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	260,000	313,825
Series C, 5.000%, due 01/15/15	325,000	345,731
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	280,000	345,048
Morgan Stanley,
3.750%, due 02/25/23	210,000	212,265
4.875%, due 11/01/22	155,000	164,317
7.300%, due 05/13/19	250,000	309,370
Series F, 6.625%, due 04/01/18	890,000	1,063,908
Motorola Solutions, Inc.,
3.500%, due 03/01/23	160,000	160,944
National Fuel Gas Co.,
3.750%, due 03/01/23	280,000	283,877
News America, Inc.,
6.200%, due 12/15/34	85,000	100,543
Nissan Motor Acceptance Corp.,
1.800%, due 03/15/18[1]	400,000	401,417
Norfolk Southern Corp.,
3.250%, due 12/01/21	290,000	302,841
Owens Corning,
6.500%, due 12/01/16	46,000	51,789
Petrohawk Energy Corp.,
7.250%, due 08/15/18	550,000	615,420
Philip Morris International, Inc.,
2.900%, due 11/15/21	455,000	469,415
Phillips 66,
4.300%, due 04/01/22	100,000	109,776
PPL Energy Supply LLC,
4.600%, due 12/15/21	150,000	159,853
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	448,959
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	160,000	160,400
6.625%, due 12/01/37	190,000	238,832
7.375%, due 06/15/19	540,000	693,341
Reynolds American, Inc.,
7.750%, due 06/01/18	200,000	252,918
Ryder System, Inc.,
2.350%, due 02/26/19	250,000	252,376
Sempra Energy,
9.800%, due 02/15/19	175,000	245,991
Southern California Edison Co.,
4.050%, due 03/15/42	145,000	146,983
Southern Copper Corp.,
3.500%, due 11/08/22	310,000	308,517
Southwestern Electric Power Co.,
3.550%, due 02/15/22	290,000	302,123
SunTrust Banks, Inc.,
3.600%, due 04/15/16	335,000	358,733
Target Corp.,
7.000%, due 01/15/38	55,000	78,573
Time Warner Cable, Inc.,
6.550%, due 05/01/37	150,000	173,080
6.750%, due 07/01/18	405,000	498,382
Time Warner, Inc.,
6.100%, due 07/15/40	85,000	98,551
Valero Energy Corp.,
6.625%, due 06/15/37	320,000	389,918
Valspar Corp.,
4.200%, due 01/15/22	225,000	244,857
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	210,000	210,698
Viacom, Inc.,
4.875%, due 06/15/43	250,000	249,815
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	292,694
Total United States corporate bonds		26,886,181

Total corporate bonds
(cost $33,424,213)		34,300,994
Commercial mortgage-backed
securities — 9.76%
United States — 9.76%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.821%, due 02/10/51[2]	675,000	772,955

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
United States — (concluded)
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.005%, due 12/10/49[2]	$685,000	$800,734
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	600,000	607,084
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	746,166	780,565
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	500,000	577,412
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class H,
5.571%, due 06/23/461,2,*	3,991,000	0
Series 2007-GG10, Class A4,
5.982%, due 08/10/45[2]	500,000	572,135
JP Morgan Chase Commercial Mortgage
Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[2]	500,000	560,733
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45	500,000	533,730
Series 2006-LDP7, Class AJ,
5.871%, due 04/15/45[2]	825,000	855,980
Morgan Stanley Bank of America Merrill
Lynch Trust,
Series 2013-C8, Class B,
3.676%, due 12/15/48[2]	675,000	696,227
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	157,130
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.982%, due 08/12/45[1,2]	980,000	1,113,212
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3,
5.732%, due 06/15/49[2]	525,000	602,459
Series 2007-C34, Class AM,
5.818%, due 05/15/46[2]	525,000	597,032
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[2]	150,000	154,509
Series 2013-C12, Class B,
3.863%, due 03/15/48	475,000	493,205

Total commercial mortgage-backed securities
(cost $10,963,291)		9,875,102
Mortgage & agency debt securities — 43.20%
United Kingdom — 3.08%
Arkle Master Issuer PLC
Series 2012-1A, Class 2A1,
1.990%, due 05/17/60[1,2]	630,000	646,655
Fosse Master Issuer PLC
Series 2011-1A, Class A2,
1.703%, due 10/18/54[1,2]	531,327	537,530
Series 2012-1A, Class 2A2,
1.703%, due 10/18/54[1,2]	550,000	562,005
Holmes Master Issuer PLC
Series 2010-1A, Class A2,
1.704%, due 10/15/54[1,2]	220,820	222,322
Series 2012-1A, Class A2,
1.954%, due 10/15/54[1,2]	775,000	791,412
Silverstone Master Issuer PLC
Series 2012-1A, Class 1A,
1.852%, due 01/21/55[1,2]	350,000	358,894
Total United Kingdom mortgage &
agency debt securities		3,118,818
United States — 40.12%
Banc of America Funding Corp.
Series 2006-I, Class SB2,
2.594%, due 12/20/36[2]	600,363	11,647
Credit Suisse Mortgage Capital
Certificates
Series 2006-4, Class CB1,
0.791%, due 05/25/362,*	100,703	81
Federal Home Loan Mortgage Corp. Gold Pools[3]
3.500%, TBA	850,000	894,459
#A96140, 4.000%, due 01/01/41	568,632	604,415
#G04913, 5.000%, due 03/01/38	305,362	328,971
#G05132, 5.000%, due 12/01/38	705,526	758,852
#G02922, 5.500%, due 04/01/37	266,462	297,916
#G06381, 5.500%, due 08/01/40	1,185,210	1,292,524
#C56030, 6.000%, due 03/01/31	4,630	5,171
#G06019, 6.000%, due 10/01/36	305,501	338,126
#C55783, 6.500%, due 01/01/29	88,110	100,621
#G00194, 7.500%, due 02/01/24	123,811	142,553
#C00410, 8.000%, due 07/01/25	44,950	54,102
#C37436, 8.000%, due 01/01/30	17,543	21,565
Federal National Mortgage Association
Pools[3]
#AK7377, 3.000%, due 03/01/27	269,685	285,091
#AP1589, 3.000%, due 08/01/27	1,064,359	1,129,152
#AB6198, 3.000%, due 09/01/27	1,929,005	2,046,432
#AP7537, 3.000%, due 09/01/27	957,219	1,015,490
3.000%, TBA	2,050,000	2,114,383
#AP3098, 3.500%, due 10/01/42	685,123	728,415
#AQ0600, 3.500%, due 10/01/42	297,673	316,854
3.500%, TBA	1,075,000	1,135,133
3.500%, TBA	2,100,000	2,212,219
#AH3347, 4.000%, due 01/01/41	669,003	713,554
#AB2331, 4.000%, due 02/01/41	469,348	500,750
#AE9202, 4.000%, due 09/01/41	883,317	942,416
4.000%, TBA	400,000	426,438
4.000%, TBA	800,000	851,875
#889657, 4.500%, due 09/01/37	682,926	738,037
#AB1475, 4.500%, due 09/01/40	1,048,314	1,130,946
#AI6578, 4.500%, due 07/01/41	1,474,930	1,592,110
#AJ1415, 4.500%, due 09/01/41	732,948	791,179
#975213, 5.000%, due 03/01/38	93,135	100,902
#890209, 5.000%, due 05/01/40	27,593	29,946
#AD9114, 5.000%, due 07/01/40	1,063,768	1,171,031
#AJ1422, 5.000%, due 09/01/41	891,872	981,858
#244450, 5.500%, due 11/01/23	32,118	34,962

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

	Face amount	Value
United States — (concluded)
#555591, 5.500%, due 07/01/33	$565,562	$622,713
#708631, 6.000%, due 06/01/33	34,944	40,015
#901999, 6.000%, due 11/01/36	301,048	330,529
#918098, 6.000%, due 05/01/37	567,992	622,903
#AE0405, 6.000%, due 08/01/37	351,630	389,707
#990686, 6.000%, due 09/01/38	87,142	95,555
#872912, 6.500%, due 06/01/36	518,062	576,353
#675469, 7.000%, due 04/01/18	25,833	26,549
#253824, 7.000%, due 03/01/31	18,939	22,291
Federal National Mortgage Association
Pools Re-REMIC[3]
Series 2005-29, Class KA,
4.500%, due 02/25/35	178,520	185,910
First Horizon Asset Securities, Inc.
Series 2004-FL1, Class 1A1,
0.474%, due 02/25/35[2]	241,960	232,025
Government National Mortgage
Association Pools
#738970, 3.500%, due 11/15/26	463,752	495,755
#G2 5256, 3.500%, due 12/20/26	892,075	953,218
#G2 AB2784, 3.500%, due 08/20/42	2,249,528	2,432,795
#G2 AB2302, 3.500%, due 09/20/42	288,838	310,654
3.500%, TBA	100,000	107,562
3.500%, TBA	50,000	53,617
#G2 5107, 4.000%, due 07/20/26	688,215	746,078
#G2 779424, 4.000%, due 06/20/42	569,847	632,285
#AA8267, 4.000%, due 07/15/42	451,670	501,159
#AA0785, 4.000%, due 08/15/42	197,655	219,312
4.000%, TBA	900,000	978,926
4.500%, TBA	1,575,000	1,721,918
4.500%, TBA	1,000,000	1,092,031
5.000%, TBA	875,000	951,563
#G2 2687, 6.000%, due 12/20/28	24,042	27,227
#495814, 6.000%, due 01/15/29	24,330	27,530
#G2 508540, 6.000%, due 02/20/34	273,780	309,267
#486873, 6.500%, due 01/15/29	10,262	11,999
#338523, 8.000%, due 12/15/22	2,144	2,453
#780339, 8.000%, due 12/15/23	19,114	22,659
Total United States mortgage & agency
debt securities		40,582,734

Total mortgage & agency debt securities
(cost $45,089,727)		43,701,552
Municipal bonds — 1.80%
Chicago Transit Authority
Series 2008-A, 6.899%, due 12/01/40	140,000	172,922
Illinois State Taxable Pension
Series 2003, 5.100%, due 06/01/33	250,000	246,980
Los Angeles Unified School District
6.758%, due 07/01/34	350,000	475,038
State of California, GO Bonds
Series 2009, 7.300%, due 10/01/39	250,000	348,412
7.550%, due 04/01/39	95,000	137,256
State of Illinois, GO bonds
5.877%, due 03/01/19	385,000	443,062

Total municipal bonds
(cost $1,554,790)		1,823,670
US government obligations — 2.77%
US Treasury Bonds,
3.125%, due 02/15/43	465,000	465,872
US Treasury Notes,
0.750%, due 02/28/18	1,825,000	1,824,573
2.000%, due 02/15/23	500,000	506,328

Total US government obligations
(cost $2,796,873)		2,796,773
Total bonds
(cost $93,828,894)		92,498,091

	Shares
Investment companies — 8.26%
UBS Credit Bond Relationship Fund*4	199,077	3,355,322
UBS High Yield Relationship Fund*4	156,439	4,998,215
Total investment companies
(cost $7,348,698)		8,353,537

Short-term investment — 14.36%
Investment company — 14.36%
UBS Cash Management Prime
Relationship Fund[4]
(cost $14,522,010)	14,522,010	14,522,010

	Number of contracts
Options purchased* — 0.15%
Call options — 0.06%
30 Year US Treasury Bonds,
strike @ USD 143.00,
expires May 2013	27	56,953

Put options — 0.09%
30 Year US Treasury Bonds,
strike @ USD 143.00,
expires May 2013	27	17,297
30 Year US Treasury Bonds,
strike @ USD 144.00,
expires June 2013	38	61,750
Euro-Schatz,
strike @ EUR 110.70,
expires May 2013	113	12,312
		91,359
Total options purchased
(cost $201,458)		148,312
Total investments — 114.21%
(cost $115,901,060)		115,521,950
Liabilities, in excess of cash and other
assets— (14.21%)		(14,370,808)
Net assets — 100.00%		$101,151,142

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,554,553
Gross unrealized depreciation	(1,933,663)
Net unrealized appreciation of investments	$(379,110)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	GBP	920,000	USD	1,382,015	06/11/13	$(15,359)
JPMCB	GBP	1,615,000	USD	2,427,410	06/11/13	(25,590)
JPMCB	JPY	421,800,000	USD	4,511,032	06/11/13	28,006
RBS	USD	2,125,000	JPY	202,504,638	06/11/13	27,284
Net unrealized appreciation on forward foreign currency contracts						$14,341

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 70 contracts (USD)	June 2013	$15,432,342	$15,431,719	$(623)
5 Year US Treasury Notes, 123 contracts (USD)	June 2013	15,243,705	15,258,727	15,022
US Treasury futures sell contracts:
US Long Bond, 2 contracts (USD)	June 2013	(286,623)	(288,938)	(2,315)
Net unrealized appreciation on futures contracts				$12,084

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[5]	Payments received by the Fund[5]	Upfront payments	Value	Unrealized appreciation
BB	USD	18,025,000	03/31/15	0.420%	3 month LIBOR	$—	$3,609	$3,609
JPMCB	USD	15,870,000	08/31/17	0.830	3 month LIBOR	—	7,309	7,309
							$10,918	$10,918

Credit default swaps on credit indices — buy protection6

Counterparty	Referenced Index[7]	Notional amount		Termination date	Payments made by the Fund[5]	Upfront payments (made)/ received	Value	Unrealized depreciation
JPMCB	CDX.NA.IG. Series 19 Index	USD	3,150,000	12/20/17	1.000%	$3,142	$(27,173)	$(24,031)

Credit default swaps on corporate issues — buy protection6

Counterparty	Referenced Obligation[7]	Notional amount		Termination date	Payments made by the Fund[5]	Upfront payments (made)/ received	Value	Unrealized depreciation
MSCI	Deutsche Bank AG, 5.125%, due 8/31/2017	EUR	310,000	06/20/17	1.000%	$(13,855)	$1,150	$(12,705)

Credit default swaps on credit indices — sell protection8

Counterparty	Referenced Index[7]	Notional amount		Termination date	Payments received by the Fund[5]	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread[10]
CITI	MCDX.NA. Series 19 Index	USD	3,150,000	12/20/17	1.000%	$83,884	$(20,737)	$63,147	1.161%

Total return swap agreements9

Counterparty	Notional amount		Termination date	Payments made by the Fund	Payments received by the Fund	Upfront payments	Value	Unrealized appreciation
JPMCB	GBP	815,000	06/25/13	3 month USD LIBOR	—[11]	$—	$18,967	$18,967

Options written

	Expiration date	Premiums received	Value
Call options
30 Year US Treasury Bonds, 38 contracts, strike @ USD 147.00	June 2013	$39,123	$(32,656)
Euro-Schatz, 113 contracts, strike @ EUR 110.80	May 2013	17,339	(21,003)
Put options
30 Year US Treasury Bonds, 38 contracts, strike @ USD 141.00	June 2013	54,559	(24,344)
Euro-Schatz, 113 contracts, strike @ EUR 110.20	May 2013	2,042	(1,449)
Total options written		$113,063	$(79,452)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2012	282	$28,008
Options written	302	113,063
Options terminated in closing purchase transactions	(282)	(28,008)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	302	$113,063

Written swaption activity for the period ended March 31, 2013 was as follows:

Swaptions outstanding at December 31, 2012		$44,625
Swaptions written		—
Swaptions terminated in closing purchase transactions		(44,625)
Swaptions expired prior to exercise		—
Written swaptions outstanding at March 31, 2013		$—

SMA Relationship Trust - Series T — Portfolio of investments

March 31, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$34,300,994	$—	$34,300,994
Commercial mortgage-backed securities	—	9,875,102	0	9,875,102
Mortgage & agency debt securities	—	43,701,552	—	43,701,552
Municipal bonds	—	1,823,670	—	1,823,670
US government obligations	—	2,796,773	—	2,796,773
Investment companies	—	8,353,537	—	8,353,537
Short-term investment	—	14,522,010	—	14,522,010
Options purchased	148,312	—	—	148,312
Forward foreign currency contracts, net	—	14,341	—	14,341
Futures contracts, net	12,084	—	—	12,084
Swap agreements, net	—	(16,875)	—	(16,875)
Options written	(79,452)	—	—	(79,452)
Total	$80,944	$115,371,104	$0	$115,452,048

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Commercial mortgage-backed Security	Total
Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	478	478
Total realized gain (loss)	—	—
Change in net unrealized appreciation/depreciation	(478)	(478)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$0

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $9,447,602 or 9.34% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
[3]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[4]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/12	Purchases during the three months ended 03/31/13	Sales during the three months ended 03/31/13	Net realized gain during the three months ended 03/31/13	Change in net unrealized appreciation/ (depreciation) during the three months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the three months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$10,010,927	$22,919,495	$18,408,412	$—	$—	$14,522,010	$5,959
UBS Credit Bond Relationship Fund	3,350,784	—	—	—	4,538	3,355,322	—
UBS High Yield Relationship Fund	1,902,883	3,000,000		—	95,332	4,998,215	—
	$15,264,594	$25,919,495	$18,408,412	$—	$99,870	$22,875,547	$5,959

[5]	Payments made or received are based on the notional amount.
[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[7]	Payments from/to the counterparty will be received/made upon the occurrence of a bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[8]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[9]	Security is illiquid. At March 31, 2013, the value of this security and other illiquid derivative instruments amounted to $18,967 or 0.02% of net assets.
[10]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

[11]	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

Portfolio acronyms
ADR	American depositary receipt
AGC-ICC	Agency Insured Custody Certificate
COP	Certificate of Participation
CVA	Dutch certification - depositary certificate
FDIC	Federal Deposit Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GS	Goldman Sachs
LIBOR	London Interbank Offered Rate
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank N.A.
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities and instruments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2013 Accounting Standards Update 2013-01 ("ASU 2013-01"), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2013